Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] ¥ in Thousands	Feb. 24, 2022 $ / shares	Jan. 31, 2022 CNY (¥)
Subsequent Event [Line Items]
Dividend payable	$ 0.1325
Dividend ,Payable date	Mar. 31, 2022
Dividends Payable, Date Declared	Feb. 24, 2022
Fund Manager [Member]
Subsequent Event [Line Items]
Subscription of limited partner interests | ¥		¥ 400,000
ADR [Member]
Subsequent Event [Line Items]
Dividend payable	$ 0.53